Ballast Small/Mid Cap ETF
Schedule of Investments
June 30, 2023 (Unaudited)
COMMON STOCKS — 99.12% Shares Fair Value
Communications — 3.98%
Criteo S.A. - ADR
(a)
63,900 $ 2,155,986
IAC/InterActiveCorp.
(a)
5,733 360,032
TripAdvisor, Inc.
(a)
39,330 648,552
3,164,570
Consumer Discretionary — 12.89%
American Eagle Outfitters, Inc. 77,805 918,099
America's Car-Mart, Inc.
(a)
20,930 2,088,396
BorgWarner, Inc. 40,500 1,980,855
Cavco Industries, Inc.
(a)
4,732 1,395,940
Global Business Travel Group Inc.
(a)
160,944 1,163,625
Polished.com, Inc.
(a)
1,185,429 545,297
Wayside Technology Group, Inc. 45,000 2,153,700
10,245,912
Consumer Staples — 1.80%
Olaplex Holdings, Inc.
(a)
184,430 686,080
Sprouts Farmers Market, Inc.
(a)
20,250 743,782
1,429,862
Energy — 10.65%
CNX Resources Corp.
(a)
65,610 1,162,609
Epsilon Energy Ltd. 168,782 901,296
Green Plains, Inc.
(a)
79,110 2,550,506
Kosmos Energy Ltd.
(a)
145,456 871,281
Sitio Royalties Corp., Class A 46,114 1,211,415
Solaris Oilfield Infrastructure, Inc., Class A 212,490 1,770,042
8,467,149
Financials — 12.83%
Capital Bancorp, Inc. 88,110 1,594,791
Everest Re Group Ltd. 4,500 1,538,370
Federal Agricultural Mortgage Corp., Class C 16,290 2,341,526
International General Insurance Holdings Ltd. 163,308 1,458,340
International Money Express, Inc.
(a)
58,942 1,445,847
MGIC Investment Corp. 115,470 1,823,271
10,202,145
Health Care — 4.36%
Bausch + Lomb Corp.
(a)
93,168 1,869,881
iRadimed Corp. 17,640 842,134
QuidelOrtho Corp.
(a)
9,100 754,026
3,466,041
Industrials — 9.56%
AZZ, Inc. 47,320 2,056,527
Eagle Bulk Shipping, Inc. 22,015 1,057,601
Landstar System, Inc. 10,620 2,044,774
Lennox International, Inc. 4,680 1,526,008
Timken Co. (The) 9,990 914,385
7,599,295

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
COMMON STOCKS — 99.12% - continued Shares Fair Value
Materials — 20.49%
Bioceres Crop Solutions Corp.
(a)
137,766 $ 1,840,555
Compass Minerals International, Inc. 22,776 774,384
CONSOL Energy, Inc. 26,124 1,771,468
Eagle Materials, Inc. 13,050 2,432,781
Ecovyst, Inc.
(a)
99,000 1,134,540
Huntsman Corp. 58,770 1,587,965
Natural Resource Partners, L.P. 47,250 2,491,965
Northern Technologies International Corp. 153,090 1,639,594
UFP Technologies, Inc.
(a)
13,464 2,609,996
16,283,248
Real Estate — 3.94%
EPR Properties 31,500 1,474,200
Lamar Advertising Co., Class A 16,740 1,661,445
3,135,645
Technology — 18.62%
Amdocs Ltd. 17,569 1,736,696
Cass Information Systems, Inc. 49,140 1,905,648
Extreme Networks, Inc.
(a)
55,256 1,439,419
F5, Inc.
(a)
8,099 1,184,560
Genpact Ltd. 20,250 760,793
Knowles Corporation
(a)
62,424 1,127,377
RCM Technologies, Inc.
(a)
37,139 683,358
Richardson Electronics Ltd. 58,031 957,512
Rimini Street, Inc.
(a)
353,236 1,692,000
Teradata Corp.
(a)
62,100 3,316,761
14,804,124
Total Common Stocks (Cost $75,578,808) 78,797,991
Total Investments — 99.12% (Cost $75,578,808) 78,797,991
Other Assets in Excess of Liabilities — 0.88% 698,420
NET ASSETS — 100.00% $ 79,496,411
(a) Non-income producing security.
ADR — American Depositary Receipt